General information (Details)	9 Months Ended
Sep. 30, 2024 jointVenture
Disclosure of classes of share capital [line items]
Number of joint ventures	2
RE Ventures I, LLC
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture	50.00%
RE Ventures II, LLC
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture	50.00%